Long-Term Debt (Schedule of Long-Term Debt Maturity) (Details) $ in Millions	Dec. 31, 2023 USD ($)
Long-Term Debt [Abstract]
2024	$ 500
2025	974
2026	238
2028	1,250
Thereafter	10,483
Total	$ 13,445